PREPAID EXPENSES (Details Narrative) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid Expense and Other Assets, Current	$ 1,471,791	$ 1,436,202
Prepaid Rent	25,000	25,000
Deposit Assets	71,450	74,450
Endless One Global [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid Expense and Other Assets, Current	$ 1,471,791	$ 1,436,202